Equity and Cash Incentive Program - Fair Value Used in Determining Compensation Cost of Performance Shares (Detail) - Performance Share Awards [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share at date of grant	$ 79.28	$ 57.25	$ 73.28
Average attainment rate reflected in expense	0.00%	0.00%	0.00%